Leases - Summary of right of use assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	¥ 52,074		¥ 59,706	¥ 43,182
Opening net book amount	59,706		43,182	42,611
Disposals	(719)
Additions	17,495		34,801	15,355
Depreciation	(23,821)		(18,277)	(14,784)
Exchange differences	(587)
Closing net book amount	52,074	$ 8,172	59,706	43,182
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	101,469		92,767	57,966
Opening net book amount	92,767		57,966	42,611
Closing net book amount	101,469		92,767	57,966
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	(49,395)		(33,061)	(14,784)
Opening net book amount	(33,061)		(14,784)
Closing net book amount	(49,395)		(33,061)	(14,784)
Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	52,074		59,692	43,150
Opening net book amount	59,692		43,150	42,561
Disposals	(719)
Additions	17,495		34,801	15,355
Depreciation	(23,807)		(18,259)	(14,766)
Exchange differences	(587)
Closing net book amount	52,074		59,692	43,150
Properties [Member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	101,469		92,717	57,916
Opening net book amount	92,717		57,916	42,561
Closing net book amount	101,469		92,717	57,916
Properties [Member] | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	(49,395)		(33,025)	(14,766)
Opening net book amount	(33,025)		(14,766)
Closing net book amount	(49,395)		(33,025)	(14,766)
Office equipment and furniture
Disclosure of quantitative information about right-of-use assets [line items]
Net book value			14	32
Opening net book amount	14		32	50
Depreciation	(14)		(18)	(18)
Closing net book amount			14	32
Office equipment and furniture | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value			50	50
Opening net book amount	50		50	50
Closing net book amount			50	50
Office equipment and furniture | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Net book value			(36)	(18)
Opening net book amount	¥ (36)		(18)
Closing net book amount			¥ (36)	¥ (18)